Segmented and geographic information	12 Months Ended
Oct. 31, 2020
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Segmented and geographic information

Note 3 1	Segmented and geographic information

CIBC has four SBUs – Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides personal and business clients across Canada with financial advice, products and services through banking centres, as well as through direct, mobile and remote channels.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth
individuals and families across Canada, as well as asset management services to institutional investors.
U.S. Commercial Banking and Wealth Management delivers commercial banking and private wealth services across the U.S., as well as personal and small business banking services in four U.S. Midwestern markets and focuses on middle-market and mid-corporate companies and high-net-worth families.
Capital Markets provides integrated global markets products and services, investment banking advisory and execution, corporate banking solutions and top-ranked
research to corporate, commercial, government and institutional clients around the world.
Corporate and Other includes the following functional groups – Technology, Infrastructure and Innovation, Risk Management, People, Culture and Brand, Finance and Enterprise Strategy, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. The majority of the functional and support costs of CIBC Bank USA are recognized directly in the U.S. Commercial Banking and Wealth Management SBU. Corporate and Other also includes the results of CIBC FirstCaribbean and other strategic investments, as well as other income statement and balance sheet items not directly attributable to the business lines.
Business unit allocations
Revenue, expenses, and other balance sheet resources related to certain activities are generally allocated to the lines of business within the SBUs.
Treasury activities impact the financial results of the SBUs. Each line of business within our SBUs is charged or credited with a market-based cost of funds on assets and liabilities, respectively, which impacts the revenue performance of the SBUs. Consistent with the changes discussed in the “Changes made to our business segments” section, this market-based cost of funds takes into account the cost of maintaining sufficient regulatory capital to support business requirements, including the cost of preferred shares. Once the interest and liquidity risks inherent in our client-driven assets and liabilities are transfer priced into Treasury, they are managed within CIBC’s risk framework and limits. The residual financial results associated with Treasury activities are reported in Corporate and Other, with the exception of certain Treasury activities in U.S. Commercial Banking and Wealth Management, which are reported in that SBU. Capital is attributed to the SBUs in a manner that is intended to consistently measure and align the costs with the underlying benefits and risks associated with SBU activities. Earnings on unattributed capital remain in Corporate and Other. As discussed in the “Changes made to our business segments” section, effective November 1, 2019, capital is attributed to the SBUs based on the estimated amount of regulatory capital required to support their businesses. We review our transfer pricing methodologies on an ongoing basis to ensure they reflect changing market environments and industry practices.
To measure and report the results of operations of the lines of business within our Canadian Personal and Business Banking and Canadian Commercial Banking and Wealth Management SBUs, we use a Product Owner/Customer Segment/Distributor Channel allocation management model. The model uses certain estimates and methodologies to process internal transfers between lines of business for sales, renewals and trailer commissions. Periodically, the sales, renewals and trailer commission rates paid to customer segments for certain products/services are revised and applied prospectively.
The non-interest expenses of the functional and support groups are generally allocated to the business lines within the SBUs based on appropriate criteria and methodologies. The basis of allocation is reviewed periodically to reflect changes in support to business lines. Other costs not directly attributable to business lines remain in Corporate and Other.
We recognize provision for credit losses on both impaired (stage 3) and performing (stages 1 and 2) loans in the respective SBUs.
Changes made to our business segments
2020
The following changes were made in the first quarter of 2020:
•
We changed the way that we allocate capital to our SBUs. Previously, we utilized an economic capital model to attribute capital to our SBUs. Effective November 1, 2019, capital is now allocated to the SBUs based on the estimated amount of regulatory capital required to support their businesses.

•
The transfer pricing methodology used by Treasury was enhanced to align with the changes that we made to our capital allocation methodology as discussed above. Concurrently with this change, we also made other updates and enhancements to our funds transfer pricing methodology as well as minor updates to certain allocation methodologies.

These changes impacted the results of our SBUs. Prior period amounts were revised accordingly. There was no impact on consolidated net income resulting from these changes.

Results by reporting segments and geographic areas

$ millions, for the year ended October 31		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total	Canada (1)	U.S. (1)	Caribbean (1)	Other countries (1)
2020	Net interest income (2)	$6,294	$1,248	$1,433	$1,910	$159	$11,044	$8,449	$1,583	$890	$122
	Non-interest income (3)(4)	2,194	2,873	621	1,577	432	7,697	5,243	1,167	616	671
	Total revenue	8,488	4,121	2,054	3,487	591	18,741	13,692	2,750	1,506	793
	Provision for (reversal of) credit losses	1,219	303	487	281	199	2,489	1,648	623	199	19
	Amortization and impairment (5)	230	30	126	10	915	1,311	805	174	312	20
	Other non-interest expenses	4,373	2,149	1,007	1,624	898	10,051	7,991	1,336	530	194
	Income (loss) before income taxes	2,666	1,639	434	1,572	(1,421)	4,890	3,248	617	465	560
	Income taxes (2)	704	437	54	441	(538)	1,098	700	165	89	144
	Net income (loss)	$1,962	$1,202	$380	$1,131	$(883)	$3,792	$2,548	$452	$376	$416
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$2	$2	$–	$–	$2	$–
	Equity shareholders	1,962	1,202	380	1,131	(885)	3,790	2,548	452	374	416
	Average assets (6)	$261,956	$65,839	$55,237	$221,117	$131,343	$735,492	$554,787	$122,721	$33,012	$24,972
2019 (7)	Net interest income (2)	$6,372	$1,205	$1,381	$1,253	$340	$10,551	$7,890	$1,405	$820	$436
	Non-interest income (3)(4)	2,383	2,822	583	1,707	565	8,060	6,008	1,099	643	310
	Total revenue	8,755	4,027	1,964	2,960	905	18,611	13,898	2,504	1,463	746
	Provision for (reversal of) credit losses	896	163	73	153	1	1,286	1,111	173	1	1
	Amortization and impairment (5)	96	8	109	4	621	838	508	139	181	10
	Other non-interest expenses	4,649	2,098	1,010	1,512	749	10,018	7,985	1,290	556	187
	Income (loss) before income taxes	3,114	1,758	772	1,291	(466)	6,469	4,294	902	725	548
	Income taxes (2)	825	471	90	337	(375)	1,348	1,008	139	155	46
	Net income (loss)	$2,289	$1,287	$682	$954	$(91)	$5,121	$3,286	$763	$570	$502
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$25	$25	$–	$–	$25	$–
	Equity shareholders	2,289	1,287	682	954	(116)	5,096	3,286	763	545	502
	Average assets (6)	$259,089	$62,552	$47,495	$184,566	$86,014	$639,716	$501,066	$99,152	$27,086	$12,412
2018 (7)	Net interest income (2)	$6,151	$1,091	$1,231	$1,432	$160	$10,065	$7,963	$1,204	$793	$105
	Non-interest income (3)(4)	2,444	2,745	529	1,503	548	7,769	6,030	895	567	277
	Total revenue	8,595	3,836	1,760	2,935	708	17,834	13,993	2,099	1,360	382
	Provision for (reversal of) credit losses	741	5	79	(30)	75	870	740	57	75	(2)
	Amortization and impairment (5)	98	9	107	4	439	657	469	136	44	8
	Other non-interest expenses	4,297	2,058	916	1,488	842	9,601	7,655	1,231	530	185
	Income (loss) before income taxes	3,459	1,764	658	1,473	(648)	6,706	5,129	675	711	191
	Income taxes (2)	919	478	97	387	(459)	1,422	1,021	288	72	41
	Net income (loss)	$2,540	$1,286	$561	$1,086	$(189)	$5,284	$4,108	$387	$639	$150
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$17	$17	$–	$–	$17	$–
	Equity shareholders	2,540	1,286	561	1,086	(206)	5,267	4,108	387	622	150
	Average assets (6)	$259,131	$55,713	$41,238	$166,231	$76,128	$598,441	$476,224	$80,935	$31,101	$10,181

(1)	Net income and average assets are allocated based on the geographic location where they are recorded.
(2)
U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of nil and $183 million, respectively (2019: $2 million and $177 million, respectively; 2018: $2 million and $278 million, respectively) with an equivalent offset in Corporate and Other.

(3)
The fee and commission income within
non-interest
income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets and Canadian Commercial Banking and Wealth Management, with the remainder earned mainly in Canadian Personal and Business Banking.

(4)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(5)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(6)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(7)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.

The following table provides a breakdown of revenue from our reporting segments:

$ millions, for the year ended October 31	2020	2019 (1)	2018 (1)
Canadian Personal and Business Banking	$8,488	$8,755	$8,595
Canadian Commercial Banking and Wealth Management
Commercial banking	$1,663	$1,633	$1,461
Wealth management	2,458	2,394	2,375
	$4,121	$4,027	$3,836
U.S. Commercial Banking and Wealth Management (2)
Commercial banking (3)	$1,432	$1,353	$1,194
Wealth management	622	611	566
	$2,054	$1,964	$1,760
Capital Markets (2)
Global markets	$2,143	$1,729	$1,694
Corporate and investment banking	1,344	1,231	1,241
	$3,487	$2,960	$2,935
Corporate and Other (2)
International banking	$734	$798	$657
Other	(143)	107	51
	$591	$905	$708

(1)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.
(2)
U.S. Commercial Banking and Wealth Management and Capital Markets revenue includes a TEB adjustment of nil and $183 million, respectively (2019: $2 million and $177 million, respectively; 2018: $2 million and $278 million, respectively) with an equivalent offset in Corporate and Other.

(3)
Certain information has been reclassified to conform to the presentation adopted in the first quarter of 2020. Commercial banking now includes the Other line of business, which includes the treasury activities relating to CIBC Bank USA, as these activities primarily support the commercial banking line of business.